Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Prepayments and Other Assets, Net [Abstract]
Security deposits with real estate developers, net (Note(a))	¥ 16,433		¥ 17,801
Rental and other deposits, net (Note (b))	2,188		2,329
Other receivables, net (Note (c))	74,130		62,476
Prepayments and other assets, net	¥ 92,751	$ 13,669	¥ 82,606